DREYFUS MIDCAP INDEX FUND INC (Prospectus Summary) | DREYFUS MIDCAP INDEX FUND INC
Fund Summary
Investment Objective
The fund seeks to match the performance of the Standard & Poor's® MidCap 400 Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DREYFUS MIDCAP INDEX FUND INC
Management fees		0.25%
Other expenses (including shareholder services fees)		0.26%
Total annual fund operating expenses		0.51%
Fee waiver and/or expense reimbursement	[1]	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%
[1]	The Dreyfus Corporation has agreed to pay all of the fund's expenses, except management fees, shareholder services fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel. The Dreyfus Corporation has also agreed to reduce its management fee in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and their counsel (in the amount of .01% for the past fiscal year).

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS MIDCAP INDEX FUND INC	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.40% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund generally is fully invested in stocks included in the S&P® MidCap 400 Index and in futures whose performance is tied to the index.
The fund generally invests in all 400 stocks in the S&P® MidCap 400 Index in proportion to their weighting in the index.

The S&P® MidCap 400 Index is an unmanaged index of 400 common stocks of medium-
size companies with market capitalizations ranging between approximately $750 million and $3.3 billion, depending on index composition.

"Standard & Poor's®," "S&P®," and "Standard & Poor's® MidCap 400 Index" are
trademarks of Standard & Poor's Financial Services LLC, and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2009: 19.81% Worst Quarter Q4, 2008: -25.61%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS MIDCAP INDEX FUND INC	Fund returns before taxes	(2.20%)	2.92%	6.57%
DREYFUS MIDCAP INDEX FUND INC After Taxes on Distributions	Fund returns after taxes on distributions	(2.93%)	2.06%	5.84%
DREYFUS MIDCAP INDEX FUND INC After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	(0.48%)	2.33%	5.61%
DREYFUS MIDCAP INDEX FUND INC S&P® MidCap 400 Index	S&P® MidCap 400 Index reflects no deduction for fees, expenses or taxes	(1.73%)	3.32%	7.04%